Other current financial receivables - Additional Information (Detail) € in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure Of Other Current Receivables [Line Items]
Financial investments	€ 4,121		€ 1,348
Interest receivable	€ 1,000
Loan receivable interest rate	0.25%	0.25%
Truong Thanh Furniture Corporation (TTF) [Member]
Disclosure Of Other Current Receivables [Line Items]
Financial investments			1,191	$ 1,400
Short-term borrowings [member]
Disclosure Of Other Current Receivables [Line Items]
Financial investments	€ 4,121		€ 1,348
Short-term borrowings [member] | Brazilian Subsidiary
Disclosure Of Other Current Receivables [Line Items]
Financial investments	€ 2,930	R$ 18,857
Investments interest rate	1.00%	1.00%